The Company You Keep®	New York Life Insurance Company
44 South Broadway
White Plains, NY 10601
Tel: (914) 846-3888
E-mail: laura_bramson@newyorklife.com
www.newyorklife.com

Laura Bramson

Associate General Counsel

VIA EDGAR

May 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account - I
File Nos. 033-53342 and 811-07280

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 9, 2020 as part of the Registrant's most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 9, 2020.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura Bramson

Laura Bramson

Associate General Counsel

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